Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Schedule of deferred tax assets and liabilities

	December 31, 2017	December 31, 2016	December 31, 2015
Deferred Tax Assets and Liabilities:
Net operating loss carry forwards	$38,163	$73,323	$154,423
Valuation allowance	(38,163)	(73,323)	(154,423)
Net deferred tax assets	$-	$-	$-